Commitments, contingencies and litigations (Details) - EUR (€) € in Thousands		1 Months Ended
	Jul. 03, 2017	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 4,994
Total financial liabilities			22,571	€ 30,995	€ 39,893	€ 42,251
Provisions			3,811	481	774
Provisions for employee benefits			550	394	566
Restructuring provision
Disclosure of contingent liabilities [table]
Provisions			2,889
Loan agreement with Société Générale
Disclosure of contingent liabilities [table]
Loan agreement, collateral	€ 15,200
Security interest on pledge of financial instruments will be released in 2024	4,200
Security interest on pledge of financial instruments will be released in 2027	5,000
Security interest on pledge of financial instruments will be released in 2031	€ 6,000
Total financial liabilities							€ 14,826	€ 14,826
Security interest on pledge of financial instruments released		€ 4,200
Loan, building
Disclosure of contingent liabilities [table]
Total financial liabilities			7,634	€ 8,894	€ 10,247	€ 11,338
Preclinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			1,879
Clinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 3,115